Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.(1)	18,290	$ 2,519,082
Curtiss-Wright Corp.	10,492	1,575,479
Hexcel Corp.	22,211	1,320,888
Mercury Systems, Inc.(1)	15,180	978,351
Woodward, Inc.	16,849	2,104,608
		$ 8,498,408
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(1)	26,362	$ 1,880,665
		$1,880,665
Airlines — 0.2%
JetBlue Airways Corp.(1)	84,241	$1,259,403
		$1,259,403
Auto Components — 1.4%
Adient PLC(1)	24,958	$1,017,538
Dana, Inc.	38,470	675,918
Fox Factory Holding Corp.(1)	11,153	1,092,436
Gentex Corp.	63,297	1,846,373
Goodyear Tire & Rubber Co. (The)(1)	74,488	1,064,433
Lear Corp.	15,940	2,272,885
Visteon Corp.(1)	7,413	808,981
		$8,778,564
Automobiles — 0.4%
Harley-Davidson, Inc.	40,752	$1,605,629
Thor Industries, Inc.(2)	14,848	1,168,537
		$2,774,166
Banks — 6.5%
Associated Banc-Corp.	40,126	$913,268
Bank of Hawaii Corp.	10,722	899,790
Bank OZK	32,294	1,378,954
Cadence Bank	50,311	1,472,100
Cathay General Bancorp	20,235	905,516
Commerce Bancshares, Inc.	29,563	2,116,415
Cullen/Frost Bankers, Inc.	15,162	2,098,572
East West Bancorp, Inc.	37,943	2,998,256
F.N.B. Corp.	90,238	1,123,463
First Financial Bankshares, Inc.	33,939	1,497,389
First Horizon Corp.	142,648	3,350,801
Fulton Financial Corp.	43,197	717,934
Glacier Bancorp, Inc.	28,699	1,442,986
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	23,006	$ 1,199,763
Home BancShares, Inc.	39,988	903,729
International Bancshares Corp.	14,101	595,203
Old National Bancorp	78,800	1,290,744
PacWest Bancorp	31,945	1,377,788
Pinnacle Financial Partners, Inc.	20,357	1,874,473
Prosperity Bancshares, Inc.	24,616	1,707,858
Synovus Financial Corp.	38,792	1,900,808
Texas Capital Bancshares, Inc.(1)	13,672	783,542
UMB Financial Corp.	11,398	1,107,430
Umpqua Holdings Corp.	58,311	1,099,745
United Bankshares, Inc.	36,125	1,260,040
Valley National Bancorp	112,579	1,465,779
Webster Financial Corp.	47,949	2,690,898
Wintrust Financial Corp.	15,110	1,404,172
		$41,577,416
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(1)	2,487	$966,125
		$966,125
Biotechnology — 1.5%
Arrowhead Pharmaceuticals, Inc.(1)	28,172	$1,295,630
Exelixis, Inc.(1)	84,598	1,917,837
Halozyme Therapeutics, Inc.(1)	37,703	1,503,596
Neurocrine Biosciences, Inc.(1)	25,365	2,377,969
United Therapeutics Corp.(1)	12,042	2,160,455
		$9,255,487
Building Products — 2.3%
Builders FirstSource, Inc.(1)	51,203	$3,304,642
Carlisle Cos., Inc.	13,980	3,437,962
Lennox International, Inc.	9,000	2,320,740
Owens Corning	26,868	2,458,422
Simpson Manufacturing Co., Inc.	11,507	1,254,723
Trex Co., Inc.(1)	30,780	2,010,857
		$14,787,346
Capital Markets — 1.9%
Affiliated Managers Group, Inc.	10,915	$1,538,469
Evercore, Inc., Class A	10,505	1,169,417
Federated Hermes, Inc., Class B	25,862	880,860
Interactive Brokers Group, Inc., Class A	23,138	1,525,025
Janus Henderson Group PLC	45,099	1,579,367
Jefferies Financial Group, Inc.	51,686	1,697,885
SEI Investments Co.	28,071	1,690,155

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	27,757	$ 1,884,700
		$ 11,965,878
Chemicals — 2.4%
Ashland Global Holdings, Inc.	14,142	$ 1,391,714
Avient Corp.	24,184	1,160,832
Cabot Corp.	15,026	1,027,929
Chemours Co. (The)	42,746	1,345,644
Ingevity Corp.(1)	10,469	670,749
Minerals Technologies, Inc.	9,117	603,090
NewMarket Corp.	1,847	599,130
Olin Corp.	37,698	1,970,851
RPM International, Inc.	34,683	2,824,583
Scotts Miracle-Gro Co. (The), Class A	10,790	1,326,738
Sensient Technologies Corp.	11,167	937,470
Valvoline, Inc.	47,882	1,511,156
		$15,369,886
Commercial Services & Supplies — 1.5%
Brink's Co. (The)	13,189	$896,852
Clean Harbors, Inc.(1)	13,258	1,480,123
IAA, Inc.(1)	35,707	1,365,793
MillerKnoll, Inc.	19,970	690,163
MSA Safety, Inc.	9,654	1,281,086
Stericycle, Inc.(1)	24,331	1,433,582
Tetra Tech, Inc.	14,457	2,384,538
		$9,532,137
Communications Equipment — 0.9%
Calix, Inc.(1)	14,600	$626,486
Ciena Corp.(1)	41,425	2,511,598
Lumentum Holdings, Inc.(1)	19,331	1,886,706
ViaSat, Inc.(1)	19,873	969,802
		$5,994,592
Construction & Engineering — 1.7%
AECOM	37,757	$2,900,115
Dycom Industries, Inc.(1)	8,159	777,226
EMCOR Group, Inc.	14,239	1,603,739
Fluor Corp.(1)	37,460	1,074,727
MasTec, Inc.(1)	15,721	1,369,299
MDU Resources Group, Inc.	54,372	1,449,014
Valmont Industries, Inc.	5,619	1,340,694
		$10,514,814
Security	Shares	Value
Construction Materials — 0.2%
Eagle Materials, Inc.	10,553	$ 1,354,583
		$ 1,354,583
Consumer Finance — 0.5%
FirstCash Holdings, Inc.	10,715	$ 753,693
Navient Corp.	41,138	700,991
PROG Holdings, Inc.(1)	15,315	440,613
SLM Corp.	74,503	1,367,875
		$ 3,263,172
Containers & Packaging — 0.8%
AptarGroup, Inc.	17,472	$2,052,960
Greif, Inc., Class A	7,033	457,567
Silgan Holdings, Inc.	22,227	1,027,554
Sonoco Products Co.	26,045	1,629,375
		$5,167,456
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	1,069	$653,661
Grand Canyon Education, Inc.(1)	10,715	1,040,534
H&R Block, Inc.	43,953	1,144,536
Service Corp. International	44,094	2,902,267
		$5,740,998
Diversified Financial Services — 0.3%
Voya Financial, Inc.	28,850	$1,914,198
		$1,914,198
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.(1)	34,948	$1,409,103
		$1,409,103
Electric Utilities — 1.1%
ALLETE, Inc.	14,106	$944,820
Hawaiian Electric Industries, Inc.	28,956	1,225,128
IDACORP, Inc.	13,381	1,543,632
OGE Energy Corp.	53,522	2,182,627
PNM Resources, Inc.	22,737	1,083,873
		$6,980,080
Electrical Equipment — 1.8%
Acuity Brands, Inc.	9,338	$1,767,684
EnerSys	11,019	821,687
Hubbell, Inc.	14,548	2,673,486
nVent Electric PLC	44,530	1,548,753
Regal Rexnord Corp.	18,117	2,695,447

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Sunrun, Inc.(1)	55,349	$ 1,680,949
Vicor Corp.(1)	5,734	404,534
		$ 11,592,540
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.(1)	18,183	$ 2,157,049
Avnet, Inc.	26,358	1,069,871
Belden, Inc.	12,092	669,897
Cognex Corp.	47,272	3,647,035
Coherent, Inc.(1)	6,618	1,809,097
II-VI, Inc.(1)(2)	28,379	2,057,194
Jabil, Inc.	38,325	2,365,802
Littelfuse, Inc.	6,586	1,642,614
National Instruments Corp.	35,572	1,443,868
TD SYNNEX Corp.	11,006	1,135,929
Vishay Intertechnology, Inc.	35,870	703,052
Vontier Corp.	44,747	1,136,126
		$19,837,534
Energy Equipment & Services — 0.5%
ChampionX Corp.(1)	53,456	$1,308,603
NOV, Inc.	104,893	2,056,952
		$3,365,555
Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A	11,924	$744,535
		$744,535
Equity Real Estate Investment Trusts (REITs) — 9.3%
American Campus Communities, Inc.	37,208	$2,082,532
Apartment Income REIT Corp.	41,974	2,243,930
Brixmor Property Group, Inc.	79,564	2,053,547
Camden Property Trust	27,325	4,541,415
Corporate Office Properties Trust	30,361	866,503
Cousins Properties, Inc.	39,386	1,586,862
Douglas Emmett, Inc.	46,481	1,553,395
EastGroup Properties, Inc.	10,878	2,211,280
EPR Properties	19,815	1,084,079
First Industrial Realty Trust, Inc.	34,837	2,156,759
Healthcare Realty Trust, Inc.	39,449	1,084,058
Highwoods Properties, Inc.	28,020	1,281,635
Hudson Pacific Properties, Inc.	40,390	1,120,822
JBG SMITH Properties	30,756	898,690
Kilroy Realty Corp.	28,061	2,144,422
Kite Realty Group Trust	57,800	1,316,106
Lamar Advertising Co., Class A	23,213	2,696,886
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Life Storage, Inc.	21,931	$ 3,079,770
Macerich Co. (The)	56,424	882,471
Medical Properties Trust, Inc.	159,437	3,370,498
National Retail Properties, Inc.	46,956	2,110,203
National Storage Affiliates Trust	21,910	1,375,072
Omega Healthcare Investors, Inc.	63,546	1,980,093
Park Hotels & Resorts, Inc.	62,645	1,223,457
Pebblebrook Hotel Trust	34,802	851,953
Physicians Realty Trust	58,900	1,033,106
PotlatchDeltic Corp.	18,449	972,816
PS Business Parks, Inc.	5,332	896,203
Rayonier, Inc.	38,834	1,596,854
Rexford Industrial Realty, Inc.	42,811	3,193,272
Sabra Health Care REIT, Inc.	61,143	910,419
SL Green Realty Corp.	17,124	1,390,126
Spirit Realty Capital, Inc.	34,112	1,569,834
STORE Capital Corp.	65,616	1,917,956
		$59,277,024
Food & Staples Retailing — 1.3%
BJ's Wholesale Club Holdings, Inc.(1)	36,326	$2,456,001
Casey's General Stores, Inc.	9,920	1,965,846
Grocery Outlet Holding Corp.(1)	23,599	773,575
Performance Food Group Co.(1)	41,260	2,100,547
Sprouts Farmers Market, Inc.(1)	30,248	967,331
		$8,263,300
Food Products — 1.7%
Darling Ingredients, Inc.(1)	43,264	$3,477,560
Flowers Foods, Inc.	53,220	1,368,286
Hain Celestial Group, Inc. (The)(1)	24,367	838,225
Ingredion, Inc.	17,749	1,546,826
Lancaster Colony Corp.	5,286	788,407
Pilgrim's Pride Corp.(1)	12,910	324,041
Post Holdings, Inc.(1)	15,203	1,052,960
Sanderson Farms, Inc.	5,619	1,053,506
		$10,449,811
Gas Utilities — 1.3%
National Fuel Gas Co.	24,428	$1,678,204
New Jersey Resources Corp.	25,565	1,172,411
ONE Gas, Inc.	14,392	1,269,950
Southwest Gas Holdings, Inc.	17,546	1,373,676
Spire, Inc.	13,969	1,002,415
UGI Corp.	55,908	2,024,988
		$8,521,644

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 2.8%
Envista Holdings Corp.(1)	43,106	$ 2,099,693
Globus Medical, Inc., Class A(1)	21,134	1,559,266
Haemonetics Corp.(1)	13,500	853,470
ICU Medical, Inc.(1)	5,281	1,175,762
Integra LifeSciences Holdings Corp.(1)	19,476	1,251,528
LivaNova PLC(1)	14,206	1,162,477
Masimo Corp.(1)	13,584	1,977,015
Neogen Corp.(1)	28,470	878,015
NuVasive, Inc.(1)	13,686	775,996
Penumbra, Inc.(1)	9,390	2,085,801
Quidel Corp.(1)	10,036	1,128,649
STAAR Surgical Co.(1)	12,555	1,003,270
Tandem Diabetes Care, Inc.(1)	16,987	1,975,418
		$17,926,360
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(1)	23,804	$1,559,876
Amedisys, Inc.(1)	8,644	1,489,275
Chemed Corp.	4,116	2,084,960
Encompass Health Corp.	26,358	1,874,317
HealthEquity, Inc.(1)	22,089	1,489,682
LHC Group, Inc.(1)	8,389	1,414,386
Option Care Health, Inc.(1)	36,705	1,048,295
Patterson Cos., Inc.	22,840	739,331
Progyny, Inc.(1)	18,618	956,965
R1 RCM, Inc.(1)	35,458	948,856
Tenet Healthcare Corp.(1)	28,643	2,462,152
		$16,068,095
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.	21,812	$1,434,793
Choice Hotels International, Inc.	8,694	1,232,462
Churchill Downs, Inc.	9,183	2,036,606
Cracker Barrel Old Country Store, Inc.	6,288	746,574
Marriott Vacations Worldwide Corp.	11,313	1,784,060
Papa John's International, Inc.	8,620	907,514
Scientific Games Corp., Class A(1)	25,528	1,499,770
Six Flags Entertainment Corp.(1)	20,472	890,532
Texas Roadhouse, Inc.	18,497	1,548,754
Travel + Leisure Co.	22,860	1,324,508
Wendy's Co. (The)	47,065	1,034,018
Wingstop, Inc.	7,879	924,601
Wyndham Hotels & Resorts, Inc.	24,773	2,098,025
		$17,462,217
Security	Shares	Value
Household Durables — 1.5%
Helen of Troy, Ltd.(1)	6,384	$ 1,250,243
KB Home	22,916	742,020
Leggett & Platt, Inc.	35,662	1,241,038
Taylor Morrison Home Corp.(1)	33,188	903,377
Tempur Sealy International, Inc.	51,473	1,437,126
Toll Brothers, Inc.	30,018	1,411,447
TopBuild Corp.(1)	8,803	1,596,776
TRI Pointe Homes, Inc.(1)	30,142	605,251
		$9,187,278
Household Products — 0.1%
Energizer Holdings, Inc.	17,510	$538,608
		$538,608
Insurance — 3.9%
Alleghany Corp.(1)	3,674	$3,111,878
American Financial Group, Inc.	17,687	2,575,581
Brighthouse Financial, Inc.(1)	20,802	1,074,631
CNO Financial Group, Inc.	32,163	806,970
First American Financial Corp.	29,117	1,887,364
Hanover Insurance Group, Inc. (The)	9,458	1,414,160
Kemper Corp.	15,843	895,763
Kinsale Capital Group, Inc.	5,679	1,294,926
Mercury General Corp.	7,040	387,200
Old Republic International Corp.	76,341	1,974,942
Primerica, Inc.	10,455	1,430,453
Reinsurance Group of America, Inc.	18,012	1,971,594
RenaissanceRe Holdings, Ltd.	11,749	1,862,334
RLI Corp.	10,542	1,166,261
Selective Insurance Group, Inc.	15,922	1,422,790
Unum Group	54,142	1,706,014
		$24,982,861
Interactive Media & Services — 0.4%
TripAdvisor, Inc.(1)	26,076	$707,181
Yelp, Inc.(1)	18,318	624,827
Ziff Davis, Inc.(1)	12,769	1,235,784
		$2,567,792
IT Services — 2.2%
Alliance Data Systems Corp.	13,180	$740,057
Concentrix Corp.	11,471	1,910,610
Euronet Worldwide, Inc.(1)	14,070	1,831,211
Genpact, Ltd.	45,548	1,981,793
Kyndryl Holdings, Inc.(1)	47,450	622,544
LiveRamp Holdings, Inc.(1)	18,002	673,095

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
MAXIMUS, Inc.	16,541	$ 1,239,748
Sabre Corp.(1)	85,547	977,802
Western Union Co. (The)	105,196	1,971,373
WEX, Inc.(1)	11,973	2,136,582
		$ 14,084,815
Leisure Products — 1.2%
Brunswick Corp.	20,529	$ 1,660,591
Callaway Golf Co.(1)	31,446	736,465
Mattel, Inc.(1)	93,673	2,080,477
Polaris, Inc.	15,252	1,606,341
YETI Holdings, Inc.(1)	23,434	1,405,571
		$7,489,445
Life Sciences Tools & Services — 1.5%
Azenta, Inc.	19,879	$1,647,572
Bruker Corp.	27,168	1,746,902
Medpace Holdings, Inc.(1)	7,687	1,257,516
Repligen Corp.(1)	13,748	2,585,861
Syneos Health, Inc.(1)	27,725	2,244,339
		$9,482,190
Machinery — 4.4%
AGCO Corp.	16,375	$2,391,241
Chart Industries, Inc.(1)	9,500	1,631,815
Colfax Corp.(1)	36,005	1,432,639
Crane Co.	13,201	1,429,404
Donaldson Co., Inc.	33,266	1,727,503
Flowserve Corp.	34,506	1,238,765
Graco, Inc.	45,445	3,168,425
ITT, Inc.	22,807	1,715,315
Kennametal, Inc.	22,149	633,683
Lincoln Electric Holdings, Inc.	15,731	2,167,889
Middleby Corp. (The)(1)	14,873	2,438,280
Oshkosh Corp.	17,792	1,790,765
Terex Corp.	18,489	659,318
Timken Co. (The)	18,484	1,121,979
Toro Co. (The)	28,025	2,395,857
Trinity Industries, Inc.	21,870	751,453
Watts Water Technologies, Inc., Class A	7,350	1,025,987
		$27,720,318
Marine — 0.2%
Kirby Corp.(1)	16,246	$1,172,799
		$1,172,799
Security	Shares	Value
Media — 0.9%
Cable One, Inc.	1,325	$ 1,940,118
John Wiley & Sons, Inc., Class A	11,529	611,383
New York Times Co. (The), Class A	44,677	2,047,994
TEGNA, Inc.	58,563	1,311,811
		$ 5,911,306
Metals & Mining — 3.6%
Alcoa Corp.	49,179	$ 4,427,585
Cleveland-Cliffs, Inc.(1)	127,722	4,113,926
Commercial Metals Co.	32,451	1,350,611
Reliance Steel & Aluminum Co.	16,706	3,063,045
Royal Gold, Inc.	17,534	2,477,203
Steel Dynamics, Inc.	50,408	4,205,539
United States Steel Corp.	69,703	2,630,591
Worthington Industries, Inc.	8,772	450,969
		$22,719,469
Multiline Retail — 0.9%
Kohl's Corp.	37,173	$2,247,479
Macy's, Inc.	79,944	1,947,436
Nordstrom, Inc.	29,424	797,685
Ollie's Bargain Outlet Holdings, Inc.(1)	16,083	690,926
		$5,683,526
Multi-Utilities — 0.3%
Black Hills Corp.	16,994	$1,308,878
NorthWestern Corp.	14,447	873,899
		$2,182,777
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	86,003	$934,853
CNX Resources Corp.(1)	54,091	1,120,765
DT Midstream, Inc.	25,658	1,392,203
EQT Corp.	80,097	2,756,138
Equitrans Midstream Corp.	107,697	908,963
HF Sinclair Corp.(1)	39,599	1,578,020
Murphy Oil Corp.	38,454	1,553,157
PDC Energy, Inc.	25,965	1,887,136
Range Resources Corp.(1)	67,000	2,035,460
Targa Resources Corp.	61,222	4,620,424
		$18,787,119
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	23,526	$1,461,435
		$1,461,435

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.3%
BellRing Brands, Inc.(1)	29,182	$ 673,521
Coty, Inc., Class A(1)	91,866	825,875
Nu Skin Enterprises, Inc., Class A	13,526	647,625
		$ 2,147,021
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(1)	16,436	$ 2,558,592
Perrigo Co. PLC	35,420	1,361,191
		$ 3,919,783
Professional Services — 1.7%
ASGN, Inc.(1)	14,013	$1,635,457
CACI International, Inc., Class A(1)	6,238	1,879,260
FTI Consulting, Inc.(1)	9,080	1,427,558
Insperity, Inc.	9,510	954,994
KBR, Inc.	37,292	2,040,991
ManpowerGroup, Inc.	14,366	1,349,255
Science Applications International Corp.	15,353	1,415,086
		$10,702,601
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(1)	13,431	$3,216,187
		$3,216,187
Road & Rail — 1.9%
Avis Budget Group, Inc.(1)	10,716	$2,821,523
Knight-Swift Transportation Holdings, Inc.	44,373	2,239,062
Landstar System, Inc.	10,139	1,529,265
Ryder System, Inc.	14,244	1,129,976
Saia, Inc.(1)	7,042	1,716,980
Werner Enterprises, Inc.	16,375	671,375
XPO Logistics, Inc.(1)	26,377	1,920,246
		$12,028,427
Semiconductors & Semiconductor Equipment — 3.7%
Amkor Technology, Inc.	26,537	$576,384
Cirrus Logic, Inc.(1)	15,257	1,293,641
CMC Materials, Inc.	7,600	1,409,040
First Solar, Inc.(1)	26,439	2,214,002
Lattice Semiconductor Corp.(1)	36,615	2,231,684
MKS Instruments, Inc.	14,829	2,224,350
Power Integrations, Inc.	15,803	1,464,622
Semtech Corp.(1)	17,198	1,192,509
Silicon Laboratories, Inc.(1)	10,204	1,532,641
SiTime Corp.(1)	4,007	993,015
SunPower Corp.(1)	22,000	472,560
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.(1)	10,500	$ 2,094,750
Universal Display Corp.	11,483	1,917,087
Wolfspeed, Inc.(1)	33,011	3,758,632
		$ 23,374,917
Software — 3.7%
ACI Worldwide, Inc.(1)	31,120	$ 979,969
Aspen Technology, Inc.(1)	17,849	2,951,689
Blackbaud, Inc.(1)	11,942	714,967
CDK Global, Inc.	31,197	1,518,670
Commvault Systems, Inc.(1)	12,151	806,219
Digital Turbine, Inc.(1)	23,510	1,029,973
Envestnet, Inc.(1)	14,441	1,074,988
Fair Isaac Corp.(1)	7,020	3,274,549
Manhattan Associates, Inc.(1)	16,920	2,346,973
Mimecast, Ltd.(1)	16,510	1,313,536
NCR Corp.(1)	35,294	1,418,466
Paylocity Holding Corp.(1)	10,593	2,179,722
Qualys, Inc.(1)	8,872	1,263,461
SailPoint Technologies Holdings, Inc.(1)	24,620	1,260,052
Teradata Corp.(1)	28,900	1,424,481
		$23,557,715
Specialty Retail — 3.1%
American Eagle Outfitters, Inc.	40,799	$685,423
AutoNation, Inc.(1)	10,689	1,064,411
Dick's Sporting Goods, Inc.(2)	16,805	1,680,836
Five Below, Inc.(1)	14,979	2,372,224
Foot Locker, Inc.	23,862	707,747
GameStop Corp., Class A(1)	16,482	2,745,572
Gap, Inc. (The)	57,000	802,560
Lithia Motors, Inc., Class A	8,043	2,413,865
Murphy USA, Inc.	6,128	1,225,355
RH(1)	4,638	1,512,405
Urban Outfitters, Inc.(1)	17,453	438,245
Victoria's Secret & Co.(1)	19,372	994,946
Williams-Sonoma, Inc.	19,489	2,825,905
		$19,469,494
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	32,786	$661,294
		$661,294
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings, Ltd.(1)	39,433	$2,026,462
Carter's, Inc.	11,301	1,039,579

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	9,261	$ 838,398
Crocs, Inc.(1)	15,734	1,202,078
Deckers Outdoor Corp.(1)	7,328	2,006,187
Hanesbrands, Inc.	93,370	1,390,279
Skechers USA, Inc., Class A(1)	35,732	1,456,436
		$ 9,959,419
Thrifts & Mortgage Finance — 0.7%
Essent Group, Ltd.	29,634	$ 1,221,217
MGIC Investment Corp.	85,572	1,159,500
New York Community Bancorp, Inc.	123,183	1,320,522
Washington Federal, Inc.	17,418	571,659
		$4,272,898
Trading Companies & Distributors — 1.0%
GATX Corp.	9,404	$1,159,795
MSC Industrial Direct Co., Inc., Class A	12,448	1,060,694
Univar Solutions, Inc.(1)	45,838	1,473,234
Watsco, Inc.	8,830	2,689,971
		$6,383,694
Water Utilities — 0.5%
Essential Utilities, Inc.	61,496	$3,144,290
		$3,144,290
Total Common Stocks (identified cost $425,616,123)		$619,302,570

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Equity Funds — 0.7%
SPDR S&P MidCap 400 ETF Trust(2)	8,500	$ 4,168,825
Total Exchange-Traded Funds (identified cost $3,322,539)		$ 4,168,825

Short-Term Investments — 2.3%
Affiliated Fund — 1.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(3)	10,454,902	$ 10,453,856
Total Affiliated Fund (identified cost $10,453,870)		$ 10,453,856
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(4)	2,284,875	$ 2,284,875
Total Securities Lending Collateral (identified cost $2,284,875)		$ 2,284,875
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(5)	$2,000	$ 1,977,517
Total U.S. Treasury Obligations (identified cost $1,987,617)		$ 1,977,517
Total Short-Term Investments (identified cost $14,726,362)		$ 14,716,248
Total Investments — 100.4% (identified cost $443,665,024)		$638,187,643
Other Assets, Less Liabilities — (0.4)%		$ (2,531,888)
Net Assets — 100.0%		$635,655,755

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $5,692,701 and the total market value of the collateral received by the Fund was $5,992,166, comprised of cash of $2,284,875 and U.S. government and/or agencies securities of $3,707,291.
(3)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	44	Long	6/17/22	$11,832,480	$411,660
					$411,660
During the fiscal year to date ended March 31, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2022, the value of the Fund’s investment in affiliated funds was $10,453,856, which represents 1.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$17,905,958	$14,220,999	$(21,672,396)	$(656)	$(49)	$10,453,856	$2,413	10,454,902
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$619,302,570(1)	$ —	$ —	$619,302,570
Exchange-Traded Funds	4,168,825	—	—	4,168,825
Short-Term Investments:
Affiliated Fund	—	10,453,856	—	10,453,856
Securities Lending Collateral	2,284,875	—	—	2,284,875
U.S. Treasury Obligations	—	1,977,517	—	1,977,517
Total Investments	$625,756,270	$12,431,373	$ —	$638,187,643
Futures Contracts	$411,660	$ —	$ —	$411,660
Total	$626,167,930	$12,431,373	$ —	$638,599,303

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.